Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Update Pro Forma Information
Document Period End Date	Sep. 21, 2026
Entity File Number	001-43473
Entity Registrant Name	Stewards, Inc.
Entity Central Index Key	0001795851
Entity Tax Identification Number	88-0436017
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4300 N. University Drive Suite D-105
Entity Address, City or Town	Lauderhill
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33351
City Area Code	516
Local Phone Number	419-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SWRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false